Intangibles (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Balance at beginning of year	$ 11,631	$ 10,238
Additions	53	183
Disposals	(9)	7
Amortization	(154)	144
Translation adjustment	(1,326)	731
Balance at end of year	10,195	11,001
Balance at end of year	10,195	11,001	$ 10,195
Disposals	9	(7)
Amortization	154	(144)
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, cost	12,314	13,116
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization	(2,119)	(2,115)
Goodwill [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	3,263	3,189
Translation adjustment	(252)	151
Balance at end of year	3,011	3,340
Balance at end of year	3,011	3,340
Goodwill [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, cost	3,011	3,340
Ifrs Concessions [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	7,689	6,434
Additions	23	167
Disposals	(4)	7
Amortization	(125)	123
Translation adjustment	(989)	530
Balance at end of year	6,594	7,001
Balance at end of year	6,594	7,001
Disposals	4	(7)
Amortization	125	(123)
Ifrs Concessions [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, cost	8,200	8,601
Ifrs Concessions [Member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization	(1,606)	(1,600)
Computer software [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	104	87
Additions	30	13
Amortization	(29)	21
Translation adjustment	(12)	6
Balance at end of year	93	85
Balance at end of year	93	85
Amortization	29	(21)
Computer software [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, cost	606	600
Computer software [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization	(513)	(515)
Research And Development Project And Patents [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	575	528
Additions		3
Disposals	(5)
Translation adjustment	(73)	44
Balance at end of year	497	575
Balance at end of year	497	575
Disposals	5
Research And Development Project And Patents [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, cost	$ 497	$ 575